4 Discontinued operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash inflow on disposal of discontinued operation		£ 947
Property, plant and equipment	542	2,154	1,983
Intangibles	0	10,100	10,100
Inventory
Trade and other payables	1,230	4,494	2,103
Loss on disposal			1,407
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration received			9,350
Other consideration received
Total consideration received			9,350
Cash disposed of			(91)
Net cash inflow on disposal of discontinued operation			9,259
Net assets disposed (other than cash):			3
Property, plant and equipment			15,662
Intangibles			948
Inventory			629
Trade and other payables			(2,734)
Total net assets disposed of (other than cash)			(14,508)
Loss on disposal of discontinued operation before and after tax			(5,249)
Foreign exchange gain realised on disposal			3,842
Loss on disposal			£ (1,407)